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                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
              DATED DECEMBER 23, 2002, AS AMENDED ON MARCH 3, 2003



The contract is not available for purchase until June 2, 2003.

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Purchase payments may not be allocated to the 1-year fixed account investment option. In addition, transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

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The contract is not available to purchasers seeking to use the contract as a
"tax-sheltered annuity," pursuant to Section 403(b) of the Code.

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                        SUPPLEMENT DATED MARCH 11, 2003.